Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future lease obligations

Year ending December 31,
2017*	$116,374
2018	158,716
$275,090

* Nine months remaining in 2017